Note 4 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2023	257,173,053	(40,602,627)	216,570,426
Depreciation for the period	-	(10,888,582)	(10,888,582)
Newbuilding vessel “Gregos” delivered during the period	42,754,607	-	42,754,607
Capitalized expenses	691,191	-	691,191
Balance, June 30, 2023	300,618,851	(51,491,209)	249,127,642